U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

March 24, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Trust for Advised Portfolios (the “Trust”)
File Nos. 333-108394 and 811-21422
Miller Opportunity Trust (S000055730)
Miller Income Fund (S000055731)

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the Miller Opportunity Trust (the “Fund”), is Post-Effective Amendment No. 108 and Amendment No. 109 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of adding disclosure about sales load variations, as described in IM Guidance Update No. 2016‑06 (the “Guidance”) published by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016.

The Guidance “encourage[d] registrants to request a selective review of a filing that contains disclosure that is not substantially different from the disclosure contained in one or more prior filings by the Fund or other Funds in the complex.” In conjunction with the Guidance and the Commission’s Investment Company Act Release No. 13768 (Feb. 15, 1984), the Trust notes that:

•          the Commission staff last provided a full review of Post‑Effective Amendment No. 91 to the Trust’s Registration Statement that was filed on September 23, 2016, and the Trust responded to the staff’s oral comments and suggestions in correspondence filed on December 22, 2016 and February 10, 2017, which were incorporated into Post‑Effective Amendment No. 104 to the Trust’s Registration Statement that was filed on February 22, 2017.  Other than the sales-charge related information being added now in discrete places, including the Appendix, the prospectus and SAI are identical to those filings previously and recently reviewed by the staff.

Therefore, pursuant to the Guidance and Release No. IC‑13768, the Trust requests that the Amendment be afforded selective review limited to only to the following sections of the Amendment:

Prospectus
•	Cover Page
•	Summary Section for the Fund
o	Fees and expenses of the Fund (first paragraph only)

•	Choosing a class of shares to buy (first paragraph)
o	Sales Charges
o	Qualifying for a reduced Class A sales charge (last paragraph only)
o	Waivers for certain Class A investors (last paragraph only)
o	Contingent deferred sales charge waivers (last paragraph only)

•	Appendix A— Financial Intermediary Sales Charge Variations

Statement of Additional Information
•	Cover Page
•	Additional Purchase, Redemption and Exchange Information
o	How to buy shares (first paragraph only)
o	Sales Charge Waivers and Reductions (last paragraph only)
o	Waivers of Contingent Deferred Sales Charge (last paragraph only)

Please note that certain details in the registration statement will be updated pending the completion of the Fund’s financial statements for the fiscal year ended December 31, 2016, which details will be completed in a subsequent amendment concurrent with the effectiveness of the Amendment.

As the Trust believes the changes to the above-referenced sections of the registration statement are minimal, the Trust requests acceleration of this registration statement Amendment whereby the registration statement would be declared effective no later than April 10, 2017.Pursuant to the U.S. Securities and Exchange Commission’s authority under Rule 461(a) under the 1933 Act, we have attached a separate letter from Quasar Distributors, LLC, the Fund’s principal underwriter, requesting that effectiveness of the Amendment to the registration statement be accelerated to April 10, 2017, or as soon as practicable thereafter.

In addition, the Trust is requesting that this filing be considered for Template Filing Relief for other series of the Trust.

The Trust represents upon requesting the Template Filing Relief that:

•	The disclosure changes in the Template filing are substantially identical to disclosure changes that will be made in the Replicate filings.

•	The Replicate Filings will incorporate changes made to the disclosure included in the Template filing to resolve any staff comments thereon.

•	The Replicate Filings will not include any other changes that would otherwise render them ineligible for filing under rule 485(b).

If Template Filing Relief is granted the Trust will make subsequent filings pursuant to Rule 485(b)(1)(vii) under the Securities Act of 1933.

If you have any additional questions or require further information, please contact me at 626‑914‑7220.

Sincerely,

/s/ Eric W. Pinciss
Eric W. Pinciss, Esq.
Secretary
Trust for Advised Portfolios
Quasar Distributors, LLC

March 24, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Trust for Advised Portfolios (the “Trust”)
File Nos. 333-108394 and 811-21422
Miller Opportunity Trust (S000055730)

Dear Sir or Madam:

REQUEST FOR ACCELERATION.  As the principal underwriter of the Miller Opportunity Trust (the “Fund”), a series of the Trust, and pursuant to the U.S. Securities and Exchange Commission’s authority under Rule 461(a) under the Securities Act of 1933, as amended, we request that effectiveness of the Registration Statement that is filed herewith on Form N-1A on behalf of the Fund on March 24, 2017, be accelerated to April 10, 2017, or as soon as practicable thereafter.

Very truly yours,
Quasar Distributors, LLC

/s/ James R. Schoenike
James R. Schoenike
President
777 East Wisconsin Avenue
Milwaukee, WI  53202